S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.15
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.2424
Net Tangible Book Value, Amount of Dilution, per Share	2.85
With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.15
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.24
Net Tangible Book Value, Amount of Dilution, per Share	2.85
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.55
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.64
Net Tangible Book Value, Amount of Dilution, per Share	$ 3.45
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 111,108,945
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,968,132
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	6.55
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.64
Net Tangible Book Value, Amount of Dilution, per Share	$ 3.45
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 127,440,311
Number of Shares Used, Adjustment (in Shares) | shares	(4,061,038)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,454,587
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.63
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.72
Net Tangible Book Value, Amount of Dilution, per Share	$ 4.37
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 75,739,296
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,448,764
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	5.63
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.72
Net Tangible Book Value, Amount of Dilution, per Share	$ 4.37
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 86,626,879
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,393,549
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	4.07
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.16
Net Tangible Book Value, Amount of Dilution, per Share	$ 5.93
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 40,369,648
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,929,396
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	4.04
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.13
Net Tangible Book Value, Amount of Dilution, per Share	$ 5.96
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 45,813,447
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,332,511
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	0.78
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.87
Net Tangible Book Value, Amount of Dilution, per Share	$ 9.22
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,410,028
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Adjusted, per Share	0.69
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.78
Net Tangible Book Value, Amount of Dilution, per Share	$ 9.31
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,271,472
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 146,478,593
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,487,500
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value (in Dollars) | $	$ (538,125)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 168,253,743
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,515,625
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.15
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.55
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.45
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.63
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.37
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.04
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.96
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.31
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.15
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.55
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.45
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.63
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.37
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.07
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.93
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.78
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.22
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 151,900,000
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,343,750
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,900,000
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,343,750
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,900,000
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,343,750
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,900,000
Net proceeds from this offering and sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,343,750
Net proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	151,900,000
Net proceeds from this offering and sale of the private placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	174,343,750
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	485,618
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(6,037,500)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(5,250,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(118,900)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(118,900)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(118,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(118,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(118,900)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(35,369,648)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(40,813,432)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(70,739,297)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(81,626,864)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(106,108,945)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(122,440,296)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(141,478,592)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(163,253,742)
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	15,000,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,250,000
Class A ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	487,500
Class A ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	515,625
Class A ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	487,500
Class A ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	515,625
Class A ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	487,500
Class A ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	515,625
Class A ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	487,500
Class A ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	515,625
Class A ordinary shares included in the private placement units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	487,500
Class A ordinary shares included in the private placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	515,625
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,519,368)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,038,736)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,122,076)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,558,104)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,183,114)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,077,472)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(16,244,153)
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares